Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Nov. 07, 2019
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability
Common Stock Subject to Possible Redemption	125,781,370	125,871,358	125,957,664	126,056,624	125,680,303	115,562,660
Common Stock	384	383	383	382	382	401
Additional Paid-in Capital	4,797,048	4,707,061	4,620,755	4,521,796	4,898,117	5,000,221
Retained Earnings (Accumulated Deficit)	202,578	292,558	378,866	477,832	101,502	(621)
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability	3,950,311	2,172,671	1,975,155	1,975,155	1,975,155	3,037,500
Common Stock Subject to Possible Redemption	(3,950,311)	(2,172,671)	(1,975,155)	(1,975,155)	(1,975,155)	(3,037,500)
Common Stock	40	22	20	20	20	31
Additional Paid-in Capital	770,465	(1,007,157)	(1,204,671)	(1,204,671)	(1,204,671)	19,915
Retained Earnings (Accumulated Deficit)	(770,505)	1,007,135	1,204,651	1,204,651	1,204,651	(19,946)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability	3,950,311	2,172,671	1,975,155	1,975,155	1,975,155	3,037,500
Common Stock Subject to Possible Redemption	121,831,059	123,698,687	123,982,509	124,081,469	123,705,148	112,525,160
Common Stock	424	405	403	402	402	432
Additional Paid-in Capital	5,567,513	3,699,904	3,416,084	3,317,125	3,693,446	5,020,136
Retained Earnings (Accumulated Deficit)	$ (567,927)	$ 1,299,693	$ 1,583,517	$ 1,682,483	$ 1,306,153	$ (20,567)